Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2022
Property, Plant and Equipment [Abstract]
Schedule of property and equipment
	December 31
	2022	2021
Cost:
Laboratory equipment	$3,164	$2,765
Greenhouse equipment	751	713
Computer equipment	225	167
Office furniture	300	216
Leasehold improvements	3,310	2,629
Electronic equipment	6	-
Vehicles	251	251
	8,007	6,741
Less:
Accumulated depreciation	(5,041)	(4,013)
Property and Equipment, net	$2,966	$2,728